SHARE-BASED COMPENSATION PLAN - Amounts recognized in the financial Statements (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Liabilities and equity
Provision for phantom stock plan	R$ 151,365		R$ 136,505
Capital reserves	6,200,079		6,198,599
Income Statement
Total general and administrative expenses from share-based transactions	(50,623)	R$ (30,167)
PSO
Liabilities and equity
Provision for phantom stock plan	151,365		136,505
Income Statement
Total general and administrative expenses from share-based transactions	(49,143)	(27,529)
Common stock option plan
Income Statement
Total general and administrative expenses from share-based transactions	(1,480)	R$ (2,638)
Common stock option plan | Stock options granted
Liabilities and equity
Capital reserves	R$ 7,459		R$ 5,979